Investment Objectives and Goals - International Developed Markets Select Equity ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	International Developed Markets Select Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
International Developed Markets Select Equity ETF (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based in developed markets outside the United States.